Accrued And Other Liabilities (Other Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2012	Jun. 29, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Straight-line rent	$ 57,418	$ 55,180
Insurance	41,332	42,674
Landlord contributions	26,260	28,420
Unrecognized tax benefits	4,722	5,245
Other	6,828	5,966
Other liabilities	$ 136,560	$ 137,485